[GRAPHIC OMITTED]



                                   NORTHSTAR
                                VARIABLE ACCOUNT


                                ANNUAL REPORT
                               FOR THE YEAR ENDED
                               DECEMBER 31, 1996

This report has been prepared to provide information to owners of Northstar Variable Account Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current Northstar Variable Trust Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.


                          INDEPENDENT AUDITORS' REPORT



Board of Directors
ReliaStar Life Insurance
Company and Contract Owners of
Northstar Variable Account:



     We have audited the accompanying statement of assets and liabilities of Northstar Variable Account as of December 31, 1996 and the related combined statements of operations and changes in Contract Owners' equity for the year ended December 31, 1996, the year ended December 31, 1995 and the period from May 6, 1994 to December 31, 1994. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1996, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Northstar Variable Account as of December 31, 1996, and the results of its operations and changes in Contract Owners' equity for the year ended December 31, 1996, the year ended
December 31, 1995 and the period from May 6, 1994 to December 31, 1994, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 7, 1997




                                                     NORTHSTAR VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          December 31,1996
                                              (In Thousands, Except Share and Unit Data)



                                                              NORTHSTAR'S                         NORTHSTAR'S      NORTHSTAR'S
ASSETS:                                                       INCOME AND        NORTHSTAR'S      MULTI-SECTOR      HIGH YIELD
                                                              GROWTH FUND       GROWTH FUND        BOND FUND        BOND FUND
Investments in mutual funds at market value:                 _____________     _____________     _____________    _____________
NORTHSTAR'S:
    Income and Growth Fund
         483,110 shares (cost $5,411)                            $5,662

    Growth Fund
         163,999 shares (cost $2,266)                                             $2,309

    Multi-Sector Bond Fund
         128,828 shares (cost $656)                                                                   $676

    High Yield Bond Fund
         459,218 shares (cost $2,353)                                                                                $2,420

FIDELITY'S VIPF AND VIPF II:

    Money Market Portfolio
         222,970 shares (cost $223)

    Overseas Portfolio
         3,459 shares (cost $62)

    Asset Manager Portfolio
         2,551 shares (cost $40)

    Index 500 Portfolio
         1,166 shares (cost $97)
                                                            -----------      -----------        ----------      -----------
      Total Assets                                               $5,662           $2,309              $676           $2,420
                                                            ===========      ===========        ==========      ===========

LIABILITIES AND CONTRACT
OWNERS' EQUITY:
Due to (from) ReliaStar Life
   Insurance Company for contract charges                            $7               $2                $-              ($5)
Contract Owners' Equity                                           5,655            2,307               676            2,425
                                                            -----------      -----------        ----------      -----------
  Total Liabilities and Contract Owners' Equity                  $5,662           $2,309              $676           $2,420
                                                            ===========      ===========        ==========      ===========
Units Outstanding:                                          416,758.235      150,737.332        52,943.821      182,653.068

Net Asset Value per Unit:
   Northstar Variable Account
         Tax Qualified                                       $13.568696       $15.303387        $12.773825       $13.279497
         Non-Tax Qualified                                   $13.568696       $15.303387        $12.773825       $13.279497



    The accompanying notes are an integral part of the financial statements.




                                        FIDELITY'S        FIDELITY'S
   FIDELITY'S VIPF   FIDELITY'S VIPF      VIPF II           VIPF II
    MONEY MARKET        OVERSEAS       ASSET MANAGER       INDEX 500
      PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO          TOTAL
    _____________     _____________    _____________     _____________    _____________



                                                                              $5,662


                                                                               2,309


                                                                                 676


                                                                               2,420




          $223                                                                   223


                            $65                                                   65


                                              $43                                 43


                                                              $104               104
    ----------       ----------        ----------       ----------       -----------
          $223              $65               $43             $104           $11,502
    ==========        =========         =========        =========       ===========




            $-               $-                $-               $-                $4
           223               65                43              104            11,498
    ----------       ----------        ----------       ----------       -----------
          $223              $65               $43             $104           $11,502

    ==========        =========         =========        =========       ===========
    20,823.704        5,473.449         3,425.419        7,115.014       839,930.042



    $10.695325       $11.891717        $12.592959       $14.592823
    $10.695325       $11.891717        $12.592959       $14.592823



    The accompanying notes are an integral part of the financial statements.








                           NORTHSTAR VARIABLE ACCOUNT
                          STATEMENT OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)



                                                                        YEAR ENDED           YEAR ENDED           PERIOD FROM
                                                                       DECEMBER 31,          DECEMBER 31,         MAY 6, 1994 TO
                                                                         1996                  1995               DEC. 31, 1994
                                                                    ---------------         -----------          ------------
Net investment income:
     Reinvested dividend income...............................              $399              $   226              $     16
     Reinvested capital gains.................................               441                  102                     9
     Administrative expenses..................................              (138)                 (60)                   (3)
                                                                       ---------            ---------             ---------
         Net investment income
                 and capital gains ...........................               702                  268                    22
                                                                       ---------            ---------             ---------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
           redemptions of fund shares ........................               219                   44                    (1)
     Increase (decrease) in unrealized
           appreciation of investments .......................               133                  286                   (25)
                                                                         -------            ---------             ---------

           Net realized and unrealized gains (losses) ........               352                  330                   (26)
                                                                       ---------            ---------             ---------

                 Net additions (reductions) from operations...             1,054                  598                    (4)
                                                                       ---------            ---------             ---------
Contract Owners' transactions:
     Net purchase payments ...................................             4,856                4,461                 1,381
     Surrenders ..............................................              (558)                (268)                  (22)
     Transfers between Sub-Accounts...........................
           and Fixed Account .................................                 -                    -                     -
     Annuity payments.........................................                 -                    -                     -
     Transfers to (from) required reserves....................                 -                    -                     -
                                                                       ---------            ---------             ---------
           Net additions for Contract
                 Owners' transactions ........................             4,298                4,193                 1,359
                                                                       ---------            ---------             ---------
                       Net additions for the year ............             5,352                4,791                 1,355


Contract Owners' Equity, beginning of the year ...............             6,146                1,355                     -
                                                                       ---------            ---------             ---------
Contract Owners' Equity, end of the year .....................           $11,498               $6,146                $1,355
                                                                       =========            =========              ========


    The accompanying notes are an integral part of the financial statements.





NORTHSTAR VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     ORGANIZATION AND CONTRACTS:

     Northstar Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly-owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account commenced operations on May 6, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940.

     Purchase   payments   received   under  the   contracts  are  allocated  to
     Sub-Accounts of the Account, each of which is invested in one of the Funds listed below during the period.

          NORTHSTAR VARIABLE TRUST FUNDS:    FIDELITY'S VIPF AND VIPF II:
          Income and Growth Fund             Money Market Portfolio
          Growth Fund                        Overseas Portfolio
          Multi-Sector Bond Fund             Asset Manager Portfolio
          High Yield Bond Fund               Index 500 Portfolio


     Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the four Funds of the Northstar Variable Trust and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's Variable Insurance Products Fund (VIPF) and Variable Insurance Products Fund II (VIPF II) and is paid for its services by the VIPF and VIPF II Portfolios. On April 30, 1995, Sub-Accounts investing in VIPF and VIPF II Portfolios were made available under the contracts.

     SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
     The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

     VARIABLE ANNUITY RESERVES:
     The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to (or from) ReliaStar Life.

2.   FEDERAL INCOME TAXES:
     Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

3.   CONTRACT CHARGES:
     No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

     Certain charges are made by ReliaStar Life to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the Contracts. These charges may include: an annual administrative/contract charge of $35 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by ReliaStar Life.

     Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

4.   INVESTMENTS:
     The net realized gains (losses) on redemptions of fund shares for the years ended December 31, 1996 and 1995 and the period from May 6, 1994 (date operations commenced) to December 31, 1994, were as follows, (in thousands):


                                                                                                      NORTHSTAR'S
                                                                                                      INCOME AND
                                                         TOTAL                                        GROWTH FUND
                                     ----------------------------------------------  ----------------------------------------------
                                      Year ended      Year ended     Period from      Year ended     Year ended       Period from
                                       Dec. 31,        Dec. 31,       May 6, 1994      Dec. 31,       Dec. 31,        May 6, 1994
                                         1996            1995      to Dec. 31, 1994      1996           1995       to Dec. 31, 1994
                                     -------------   ------------    -------------   ------------   -------------    ------------
Proceeds from redemptions...........      $2,324         $1,461             $65            $750           $986               $24
Cost................................       2,105          1,417              66             649            954                25
                                       ---------      ---------       ---------       ---------      ---------         ---------
Net realized gains (losses) on
     redemptions of fund shares.....        $219        $    44             ($1)           $101            $32               ($1)
                                        ========      =========       =========       =========      =========         =========


                                                                                  NORTHSTAR'S
                             NORTHSTAR'S                                         MULTI-SECTOR
                             GROWTH FUND                                           BOND FUND
          -------------------------------------------------    -----------------------------------------------
           Year ended        Year ended       Period from       Year ended        Year ended       Period from
            Dec. 31,          Dec. 31,        May 6, 1994        Dec. 31,          Dec. 31,        May 6, 1994
              1996              1995       to Dec. 31, 1994        1996              1995       to Dec. 31, 1994
          -------------     ------------     -------------     ------------      -------------    ------------
                 $431              $23               $14              $57              $271                $4
                  365               20                14               52               267                 4
            ---------        ---------         ---------        ---------         ---------         ---------

                  $66              $ 3                $-              $5             $    4                $-
            =========         ========         =========        =========         =========          ========




                                                     NORTHSTAR'S                                     FIDELITY'S VIPF
                                                     HIGH YIELD                                      MONEY MARKET
                                                      BOND FUND                                        PORTOFLIO
                                   ----------------------------------------------   ---------------------------------------------
                                   Year ended     Year ended        Period from      Year ended   Year ended       Period from
                                    Dec. 31,       Dec. 31,        May 6, 1994,       Dec. 31,     Dec. 31,        May 6, 1994
                                      1996           1995        to Dec. 31, 1994       1996         1995       to Dec. 31, 1994
                                   ------------  ------------      -------------    ------------ -------------    ------------
Proceeds from redemptions .........      $798          $181               $23             $230           $-                $-
Cost...............................       754           176                23              230            -                 -
                                    ---------     ---------         ---------        ---------    ---------         ---------
Net realized gains (losses) on
       redemptions of fund shares..       $44            $5                $-               $-           $-                $-
                                    =========     =========         =========        =========     ========         =========





                     FIDELITY'S VIPF                                    FIDELITY'S VIPF II
                       OVERSEAS                                           ASSET MANAGER
                       PORTFOLIO                                            PORTFOLIO
   -------------------------------------------------    -----------------------------------------------
     Year ended        Year ended       Period from       Year ended        Year ended       Period from
      Dec. 31,          Dec. 31,        May 6, 1994        Dec. 31,           Dec. 31        May 6, 1994
        1996              1995       to Dec. 31, 1994        1996              1995       to Dec. 31, 1994
    ------------      ------------     ------------      ------------      ------------     ------------
            $40               $-                $-               $2                $-                $-
             39                -                 -                2                 -                 -
      ---------        ---------         ---------        ---------         ---------         ---------

             $1               $-                $-               $-                $-                $-
      =========        =========         ==========       =========         =========          ========





                                                     FIDLEITY'S VIPF II
                                                          INDEX 500
                                                          PORTFOLIO
                                       ------------------------------------------------
                                       Year ended        Year ended        Period from
                                        Dec. 31,          Dec. 31,        May 6, 1994,
                                          1996              1995        to Dec. 31, 1994
                                      -------------     ------------      -------------
Proceeds from redemptions ..........          $16               $-                $-
Cost................................           14                -                 -
                                        ---------        ---------         ---------
Net realized gains (losses) on
       redemptions of fund shares...           $2               $-                $-
                                        =========        =========         =========



5.   CONTRACT OWNERS' TRANSACTIONS:
     Unit transactions in each Sub-Account during the years ended December 31, 1996 and 1995 and the period from May 6, 1994 (date operations commenced) to December 31, 1994, were as follows:


                                                   NORTHSTAR'S
                                                   INCOME AND                                           NORTHSTAR'S
                                                   GROWTH FUND                                          GROWTH FUND
                                --------------------------------------------------   ----------------------------------------------
                                Year ended       Period from       Year ended        Year ended    Period from       Year ended
                                  Dec. 31,          Dec. 31,         May 6, 1994       Dec. 31,       Dec. 31,       May 6, 1994
                                    1996              1995        to Dec. 31, 1994       1996           1995      to Dec. 31, 1994
                                -------------     ------------      -------------    ------------   -------------  --------------
Units outstanding,
   beginning of the year......  301,285.181      100,955.441                 -       27,043.488      8,738.734               -
Units purchased...............  136,809.182      272,482.821       102,017.017       77,198.087     16,561.980       8,900.561
Units redeemed................  (15,930.192)     (12,532.790)       (1,061.576)      (2,645.857)    (1,662.223)       (626.685)
Units transferred between
   Sub-Accounts and/or
   Fixed Account .............   (5,405.936)     (59,620.291)                -       49,141.614      3,404.997         464.858
                                -----------      -----------       -----------      -----------    -----------     -----------
Units outstanding,
   end of the year............  416,758.235      301,285.181       100,955.441      150,737.332     27,043.488       8,738.734
                                ===========      ===========       ===========      ===========     ==========       =========






                     NORTHSTAR'S                                          NORTHSTAR'S
                    MULTI-SECTOR                                          HIGH YIELD
                      BOND FUND                                            BOND FUND
  --------------------------------------------------   ------------------------------------------------
   Year ended       Period from       Year ended        Year ended       Period from
    Dec. 31,          Dec. 31,        May 6, 1994        Dec. 31,          Dec. 31,        May 6, 1994
      1996              1995       to Dec. 31, 1994        1996              1995       to Dec. 31, 1994
  -------------     ------------     -------------     ------------      -------------    ------------


   37,703.818       15,492.534                 -      149,292.389         8,985.149                 -
   16,708.518       34,047.693        15,492.534       94,192.813        83,081.624        10,139.023
   (1,348.523)         (10.440)                -      (18,820.512)      (10,401.395)         (658.699)


     (119.992)     (11,825.969)                -      (42,011.622)       67,627.011          (495.175)
  -----------      -----------       -----------      -----------       -----------       -----------

   52,943.821       37,703.818        15,492.534      182,653.068       149,292.389         8,985.149
   ==========       ==========        ==========      ===========       ===========         =========





                                                FIDELITY'S VIPF                                      FIDELITY'S VIPF
                                                 MONEY MARKET                                           OVERSEAS
                                                   PORTFOLIO                                            PORTFOLIO
                               --------------------------------------------------   -----------------------------------------------
                                Year ended        Year ended       Period from       Year ended      Year ended       Period from
                                 Dec. 31,          Dec. 31,         May 6, 1994       Dec. 31,        Dec. 31,        May 6, 1994
                                   1996              1995        to Dec. 31, 1994       1996            1995       to Dec. 31, 1994
                               -------------     ------------      -------------    ------------    -------------    ------------
Units outstanding,
   beginning of the year.....          -                  -                 -                -               -                 -
Units purchased .............   41,631.286                -                 -        6,491.723               -                 -
Units redeemed ..............   (7,939.914)               -                 -          (12.797)              -                 -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ............  (12,867.668)               -                 -       (1,005.477)              -                 -
                               -----------      -----------       -----------      -----------     -----------       -----------
Units outstanding,
   end of the year ..........   20,823.704                -                 -        5,473.449               -                 -
                               ===========      ===========       ===========      ===========      ==========       ===========



                   FIDELITY'S VIPF II                                   FIDELITY'S VIPF II
                      ASSET MANAGER                                          INDEX 500
                        PORTFOLIO                                            PORTFOLIO
    -------------------------------------------------    ------------------------------------------------

     Year ended        Year ended       Period from       Year ended        Year ended       Period from
      Dec. 31,          Dec. 31,        May 6, 1994        Dec. 31,          Dec. 31,        May 6, 1994
        1996              1995       to Dec. 31, 1994        1996              1995       to Dec. 31, 1994
    ------------      ------------     ------------      ------------      ------------     ------------
              -                -                 -          335.333                 -                 -
      3,425.419                -                 -        4,170.997                 -                 -
              -                -                 -          (13.694)                -                 -


              -                -                 -        2,622.378           335.333                 -
    -----------      -----------       -----------      -----------       -----------       -----------

      3,425.419                -                 -        7,115.014           335.333                 -
    ===========      ===========        ==========      ===========       ===========        ==========



6. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY. Operations and changes in Contract Owners' equity for the year ended December 31, 1996 were as follows (in thousands):


                                                         NORTHSTAR'S                        NORTHSTAR'S       NORTHSTAR'S
                                                         INCOME AND        NORTHSTAR'S     MULTI-SECTOR       HIGH YIELD
                                          TOTAL          GROWTH FUND       GROWTH FUND       BOND FUND         BOND FUND
                                     --------------    --------------    --------------   --------------    --------------
Net investment income:
     Reinvested dividend income              $399              $181               $8              $45              $159
     Reinvested capital gains ...             441              385                 6               12                38
     Administrative expenses ....            (138)             (76)              (19)              (8)              (27)
                                        ---------        ---------         ---------        ---------         ---------
        Net investment income
           and capital gains ....             702              490                (5)              49               170
                                        ---------        ---------         ---------        ---------         ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares            219              101                66                5                44

     Increase in unrealized
        appreciation of investments           133               35                45                9                31
                                        ---------        ---------         ---------        ---------         ---------
        Net realized and unrealized
           gains ................             352              136               111               14                75
                                        ---------        ---------         ---------        ---------         ---------
              Net additions (reductions)
                 from operations            1,054              626               106               63               245
                                        ---------        ---------         ---------        ---------         ---------
Contract Owners' transactions:
     Net purchase payments ......           4,856            1,678             1,183              200             1,189
     Surrenders .................            (558)            (195)              (37)             (16)             (232)
     Transfers between Sub-Accounts
        and/or Fixed Account ....               -              (97)              714               (2)             (504)
     Annuity payments............               -                -                 -                -                 -
     Transfers to (from)
       required reserves.........               -                -                 -                -                 -
                                        ---------        ---------         ---------        ---------         ---------
        Net additions for
           Contract Owners' transactions    4,298            1,386             1,860              182               453
                                        ---------        ---------         ---------        ---------         ---------
              Net additions
                 for the year ...           5,352            2,012             1,966              245               698

Contract Owners' Equity,
     beginning of the year ......           6,146            3,643               341              431             1,727
                                        ---------        ---------         ---------        ---------         ---------
Contract Owners' Equity,
     end of the year ............         $11,498           $5,655            $2,307             $676            $2,425
                                        =========        =========         =========        =========          ========



 FIDELITY'S VIPF   FIDELITY'S VIPF   FIDELITY'S VIPF II  FIDELITY'S VIPF II
  MONEY MARKET        OVERSEAS           ASSET MANAGER       INDEX 500
    PORTFOLIO         PORTFOLIO            PORTFOLIO         PORTFOLIO
 --------------    --------------       --------------     -------------

           $6                $-                $-                   $-
            -                 -                   -                  -
           (7)                -                   -                 (1)
    ---------         ---------           ---------          ---------

           (1)                -                   -                 (1)
    ---------         ---------           ---------          ---------


            -                 1                   -                  2


            -                 3                   3                  7
    ---------         ---------           ---------          ---------

            -                 4                   3                  9
    ---------         ---------           ---------          ---------

           (1)                4                   3                  8
    ---------         ---------           ---------          ---------

          438                72                  40                 56
          (78)                -                   -                  -

         (136)              (11)                  -                 36
            -                 -                   -                  -

            -                 -                   -                  -
    ---------         ---------           ---------          ---------

          224                61                  40                 92
    ---------         ---------           ---------          ---------

          223                65                  43                100


            -                 -                   -                  4
    ---------         ---------           ---------          ---------

         $223               $65                 $43               $104
    =========         =========           =========          =========



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